Other Non-current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Non-current Assets
Non-current portion of auto financing receivables	¥ 2,486,326	¥ 4,501,168
Long-term deposits	1,092,550	944,768
Non-current portion of prepayments for long-term assets	1,173,248	433,750
Non-current portion of receivables of installment payments for battery	59,853	221,089
Non-current portion of right of use assets - finance lease	55,985	49,205
Non-current portion of national subsidy receivable		1,227,270
Others	68,956	110,950
Less: Allowance for credit losses	(53,357)	(89,641)
Total	¥ 4,883,561	¥ 7,398,559